As filed with the Securities and Exchange Commission on October 26, 2021

Securities Act Registration No. 333-

Investment Act Registration No. 811-23654

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

☒           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO.

and/or

☒           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 4

MainStay CBRE Global Infrastructure Megatrends Fund

Exact Name of Registrant as Specified in Charter

51 Madison Avenue

New York, NY 10010

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(212) 576-7000

Registrant’s Telephone Number, including Area Code

J. Kevin Gao, Esq.

MainStay CBRE Global Infrastructure Megatrends Fund

30 Hudson Street

Jersey City, NJ 07302

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

With copies of to:

Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street Washington, DC 20006	Clifford R. Cone, Esq. Jefferey D. LeMaster, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐	Check box if any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	When declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-255283.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common shares, $0.001 par value per share	2,336,647	$20.00	$46,732,940	$4,332.15

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $0.001 per share, of MainStay CBRE Global Infrastructure Megatrends Fund, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-255283 and 811-23654), declared effective on October 26, 2021, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C—OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements:

The Registrant’s financial statements dated September 17, 2021, notes to the financial statements and report of independent public accountants are included in the SAI.

2.	Exhibits:

a.	Charter.

(i)	Certificate of Trust – Previously filed as Exhibit (a)(i) to the Registrant’s Initial Registration Statement on Form N-2 on April 16, 2021*
(ii)	Agreement and Declaration of Trust – Previously filed as Exhibit (a)(ii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

b.	By-Laws – Previously filed as Exhibit b to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

c.	None.

d.	Not applicable.

e.	Terms and Conditions of the Dividend Reinvestment Plan – Previously filed as Exhibit e to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*

f.	Not applicable.

g.	Investment Advisory Contracts.

(i)	Form of Management Agreement between Registrant and New York Life Investment Management LLC - Previously filed as Exhibit (g)(i) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021.*
(ii)	Form of Subadvisory Agreement between Registrant and CBRE Investment Management Listed Real Assets LLC - Previously filed as Exhibit (g)(ii) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021.*

h.	Underwriting Agreement

(i)	Form of Underwriting Agreement – Previously filed as Exhibit (h)(i) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(ii)	Form of Master Agreement Among Underwriters - Previously filed as Exhibit (h)(ii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(iii)	Form of Master Selected Dealers Agreement – Previously filed as Exhibit (h)(iii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(iv)	Form of Structuring Fee Agreement for BofA Securities, Inc. – Previously filed as Exhibit (h)(iv) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(v)	Form of Structuring Fee Agreement for Oppenheimer & Co. Inc. – Previously filed as Exhibit (h)(v) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(vi)	Form of Structuring Fee Agreement for Raymond James & Associates, Inc. – Previously filed as Exhibit (h)(vi) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(vii)	Form of Structuring Fee Agreement for RBC Capital Markets, LLC – Previously filed as Exhibit (h)(vii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(viii)	Form of Structuring Fee Agreement for Stifel, Nicolaus & Company, Incorporated – Previously filed as Exhibit (h)(viii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(ix)	Form of Structuring Fee Agreement for Wells Fargo Securities, LLC – Previously filed as Exhibit (h)(ix) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(x)	Form of Fee Agreement – Previously filed as Exhibit (h)(x) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

(xi)	Form of Morgan Stanley Structuring and Syndication Fee Agreement – Previously filed as Exhibit (h)(xi) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

i.	Not applicable.

j.	Custodian Agreement between Registrant and Custodian is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No.164 to MainStay Funds Trust’s (File No. 333-160918) Registration Statement on Form N-1A, as filed on March 22, 2021*

(i)	Amendment dated September 9, 2021 – Previously filed as Exhibit j (i) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*

k.	Other Material Contracts

(i)	Form of Transfer Agency and Service Agreement. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

(ii)	Second Amendment to Transfer Agency and Service Agreement – Previously filed as Exhibit (k)(ii) to Pre-Effective Amendment No. 3 on Form N-2 on October 25, 2021*

l.	Opinion and Consent of Dechert LLP– Filed herewith

m.	Not applicable.

n.	Consent of Independent Registered Public Accounting Firm – Filed herewith

o.	Not applicable.

p.	Subscription Agreement – Previously filed as Exhibit p to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*

q.	Not applicable.

r.	Code of Ethics.

(i)	Code of Ethics of Registrant dated September 2021 – Previously filed as Exhibit r (i) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*
(ii)	Code of Ethics of New York Life Investment Management Holdings LLC dated August – Previously filed as Exhibit r (ii) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*
(iii)	Code of Ethics of CBRE Clarion Securities LLC dated March 2021- – Previously filed as Exhibit r (iii) to Pre-Effective Amendment No. 2 on Form N-2 on September 24, 2021*

s.	Powers of Attorney – Previously filed as Exhibit (s) to Pre-Effective Amendment No. 1 on Form N-2 on September 7, 2021.*

*        Incorporated by reference

Item 26. Marketing Arrangements

See Form of Underwriting Agreement to be filed by amendment

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration and Filing Fees	$106,302.06
FINRA Fees	$172,509.80
New York Stock Exchange Fees	$40,000.00

Accounting Fees and Expenses	$45,000
Legal Fees and Expenses	$350,000.00
Cost of Printing and Engraving	$95,000.00
Transfer Agent’s Fees	$1,000.00
Miscellaneous	$-
Total	$809,811.86

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

As of September 17, 2021, the number of record holders of the Registrant was:

Number of

Title of Class	Record Holders
Common Shares	1

Item 30. Indemnification

The MainStay Group of Funds, which includes the Registrant, MainStay Funds Trust, MainStay VP Funds Trust, The MainStay Funds and MainStay MacKay DefinedTerm Municipal Opportunities Fund, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay CBRE Global Infrastructure Megatrends Fund’s Declaration of Trust states as follows:

Section 7.3 - Indemnification

(a)	For purposes of this Section 7.3 and Section 7.5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him or her in connection with the defense of any Proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee or officer, and against amounts paid or incurred by him or her in the settlement thereof;

(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by such Person in connection with the defense of any Proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an Agent, and against amounts paid or incurred by him or her in the settlement thereof;

(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him or her in connection with the defense of any Proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having held such Other Position, and against amounts paid or incurred by him or her in the settlement thereof;

(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with the Delaware Act and the 1940 Act. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that such Person’s action was in the best interest of the Trust.

(e)	With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained in this Declaration of Trust shall affect any rights to indemnification or advancement to which any Person, including but not limited to Covered Persons, Agents, or Persons serving in an Other Position, may be entitled by contract or otherwise under law and any such right to indemnification or advancement shall be separate and apart from and shall not be subject to the standards and restrictions contained in this Declaration of Trust.

(g)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 7.3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 7.3.

Item 31. Business and Other Connections of Investment Adviser

The information in the prospectus under the caption “Management of the Fund—Manager and Subadvisor” and the Statement of Additional Information under the caption “Management of the Fund—Trustees and Officers” is hereby incorporated by reference.

Item 32. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the officer of the Registrant and Manager, 30 Hudson Street, Jersey City, New Jersey 07302. The Subadvisor’s address is CBRE Investment Management Listed Real Assets LLC, 201 King of Prussia Road; Radnor, Pennsylvania 19087. Records relating to the duties of the custodian are maintained by JPMorgan Chase Bank, National Association at 383 Madison Avenue, New York, New York 10179. Records relating to the duties of the transfer agent are maintained by Computershare Trust Company, N.A. at 150 Royall Street, Canton, Massachusetts 02021.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.        The Registrant undertakes to suspend the offering of the common shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.        Not applicable.

3.        Not applicable.

4.        The Registrant undertakes that:

(a)       For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)       For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5. Not applicable.

6.  Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.  The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registrations Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City in the State of New Jersey, on the 26th day of October, 2021.

MainStay CBRE Global Infrastructure Megatrends Fund

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Kirk C. Lehneis	President and Principal Executive Officer	October 26, 2021
Kirk C. Lehneis

/s/ Susan B. Kerley*	Trustee	October 26, 2021
Susan B. Kerley

/s/ David H. Chow*	Trustee	October 26, 2021
David H. Chow

/s/ Yie-Hsin Hung*	Trustee	October 26, 2021
Yie-Hsin Hung

/s/ Alan R. Latshaw*	Trustee	October 26, 2021
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee	October 26, 2021
Richard H. Nolan, Jr.

/s/ Jacques P. Perold *	Trustee	October 26, 2021
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee	October 26, 2021
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and	October 26, 2021
Jack R. Benintende	Principal Accounting Officer

By	/s/ J. Kevin Gao	Secretary	October 26, 2021

J. Kevin Gao

As Attorney-in-Fact

*       Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit	Description of Document

l	Opinion and Consent of Dechert LLP
n	Consent of Independent Registered Public Accounting Firm